Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000005808 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[1]
C000005808 [Member] | Naspers Ltd Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000005808 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000005808 [Member] | Grupo Financiero Banorte SAB de CV Class O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000005808 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000005808 [Member] | Prudential PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000005808 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[1]
C000005808 [Member] | Bank Central Asia Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000005808 [Member] | KE Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000005808 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[1]
C000005808 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[2]
C000005808 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000005808 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000005808 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005808 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005808 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005808 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005808 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005808 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005808 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005808 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005808 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000005805 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[3]
C000005805 [Member] | Naspers Ltd Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000005805 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000005805 [Member] | Grupo Financiero Banorte SAB de CV Class O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000005805 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[3]
C000005805 [Member] | Prudential PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000005805 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[3]
C000005805 [Member] | Bank Central Asia Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000005805 [Member] | KE Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000005805 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[3]
C000005805 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[4]
C000005805 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000005805 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000005805 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005805 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005805 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005805 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005805 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005805 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005805 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005805 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005805 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000198217 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[5]
C000198217 [Member] | Naspers Ltd Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[5]
C000198217 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000198217 [Member] | Grupo Financiero Banorte SAB de CV Class O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000198217 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[5]
C000198217 [Member] | Prudential PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000198217 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[5]
C000198217 [Member] | Bank Central Asia Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000198217 [Member] | KE Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000198217 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[5]
C000198217 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[6]
C000198217 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000198217 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000198217 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000198217 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000198217 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000198217 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000198217 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000198217 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000198217 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000198217 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000198217 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000005809 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%	[7]
C000005809 [Member] | Naspers Ltd Class N [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[7]
C000005809 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000005809 [Member] | Grupo Financiero Banorte SAB de CV Class O [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000005809 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[7]
C000005809 [Member] | Prudential PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000005809 [Member] | Contemporary Amperex Technology Co Ltd Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[7]
C000005809 [Member] | Bank Central Asia Tbk PT [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000005809 [Member] | KE Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000005809 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[7]
C000005809 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%	[8]
C000005809 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000005809 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000005809 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000005809 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005809 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005809 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005809 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000005809 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000005809 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005809 [Member] | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005809 [Member] | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)

[1]	Excludes short-term securities.
[2]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[3]	Excludes short-term securities.
[4]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[5]	Excludes short-term securities.
[6]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
[7]	Excludes short-term securities.
[8]	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.